Equity	12 Months Ended
Jun. 30, 2024
Equity
Equity
10.	Equity

Ordinary shares

As of June 30, 2020, 50,000,000 ordinary shares were issued at par value, equivalent to share capital of US$5. On March 26, 2021, the Company completed its IPO of 3,000,000 ADSs at US$10.00 per ADS on NASDAQ. Each ADS represents two ordinary shares of the Company. As of June 30, 2023 and 2024, 56,000,000 ordinary shares were issued at par value, equivalent to share capital of US$6, which number of shares was same as that outstanding as of the issuance date of the financial statements.